TAXES (Details - Paranthetical) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Deferred tax assets, capital loss carryforwards	$ 16,285,283	$ 10,554,279
Loss carried forward to future years	2,370,600	2,032,360
Valuation allowance	$ 2,250,662	$ 1,395,957